Taxes on Income	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 17 - Taxes on Income

Note 17 - Taxes on Income

A. Taxation of companies in Israel

1. Income tax rates

Presented hereunder are the tax rates relevant to the Company in the years 2016–2018 and after:

2016 – 25%

2017 – 24%

2018 and after 23%

On December 22, 2016 the Israeli Knesset plenary passed the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for 2017 and 2018), 2016, which provides, among other things, for a reduction of the Companies Tax rate from 25% to 23% in two steps – the first step to the rate of 24% commencing from 2017 and the second step to the rate of 23% commencing from 2018 and thereafter, along with reduction of the tax rate applicable to “Preferred Enterprises” (see A.2.b below) regarding factories in the peripheral suburban areas, from 9% to 7.5%, as part of amendment of the Law for Encouragement of Capital Investments.

The current taxes for the periods reported are calculated in accordance with the tax rates shown above.

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter – the Encouragement Law)

a) Beneficiary Enterprises

The production facilities of some of the Company’s subsidiaries in Israel (hereinafter – the Subsidiaries) have received “Beneficiary Enterprise” status under the Encouragement law, as worded after Amendment No. 60 to the Law published in April 2005.

The benefit granted to the company is mainly reduced tax rates.

The Company chose 2005 as the election year of a "tax exemption" track. The benefits deriving from this track ended in 2014. Within those years the Company benefited from reduced tax rates as well as in some cases full tax exemption.

A company having a “Beneficiary Enterprise” that distributes a dividend out of exempt income, will be subject to companies tax in the year in which the dividend was distributed on the amount distributed (including the amount of the companies tax applicable due to the distribution) at the tax rate applicable under the Encouragement Law in the year in which the income was produced, had it not been exempt from tax.

As at December 31, 2018, the temporary difference related to distribution of a dividend from exempt income, in respect of which deferred taxes were not recognized, is in the amount of about $650 million of distributable amount and about $162 million of derived taxes.

Note 17 - Taxes on Income (cont’d)

A. Taxation of companies in Israel (cont’d)

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (cont’d)

a) Beneficiary Enterprises (cont'd)

Under the “Ireland” track, the company paid reduced tax rate of 11.5% as of 2008 on parts of its income. The benefit deriving from the "Ireland" track ended in 2017.

The part of the taxable income entitled to benefits at reduced tax rates is calculated based on the ratio of the turnover of the “Beneficiary Enterprise” to the Company’s total turnover. The turnover attributed to the “Beneficiary Enterprise” is generally calculated according to the increase in the turnover compared to a “base” turnover, which is the average turnover in the three years prior to the year of election of the “Beneficiary Enterprise”.

b) Preferred Enterprises

On December 29, 2010, the Israeli Knesset approved the Economic Policy Law for 2011‑2012, whereby the Encouragement law, was amended (hereinafter – the Amendment). The Amendment is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued by a Preferred Enterprise, as defined in the Amendment, in 2011 and thereafter.

The Amendment does not apply to an Industrial Enterprise that is a mine, other facility for production of minerals or a facility for exploration of fuel. Therefore, ICL plants that are defined as mining plants and mineral producers will not be able to take advantage of the tax rates included as part of the Amendment. In addition, on August 5, 2013, the Law for Change in the Order of National Priorities, 2013, was passed by the Knesset, which provides that the tax rate applicable to a Preferred Enterprise in Development Area A will be 9% whereas the tax applicable to companies in the rest of Israel will be 16%. Pursuant to the amendment to the Encouragement law that was approved as part of the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for 2017 and 2018), 2016, the tax rate applicable to enterprises in the suburban areas was reduced from 9% to 7.5%. The Company has Preferred Enterprises at the tax rate of 7.5%.

Note 17 - Taxes on Income (cont’d)

A. Taxation of companies in Israel (cont’d)

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (cont’d)

b) Preferred Enterprises (cont’d)

On November 30, 2015, the Economic Efficiency Law was passed by the Knesset, which expanded the exception to all of the Enterprise’s activities up to the time of the first marketable product (for additional details – see Section 4 below). Nonetheless, tax benefits to which a Beneficiary Plant is entitled will not be cancelled in respect of investments up to December 31, 2012. Therefore, those plants will be able to utilize the tax benefits in respect of qualifying investments made up to December 31, 2012, in accordance with the provisions of the old law.

It is further provided in the Amendment that tax will not apply to a dividend distributed out of preferred income to a shareholder that is an Israeli‑resident company. A dividend distributed out of preferred income to a shareholder that is an individual or a foreign resident is subject to tax at the rate of 20%, unless a lower tax rate applies under a relevant treaty for prevention of double taxation.

3. The Law for the Encouragement of Industry (Taxation), 1969

a) Some of the Company’s Israeli subsidiaries are “Industrial Enterprise”, as defined in the above‑mentioned law. In respect of buildings, machinery and equipment owned and used by any  "Industrial Enterprise", the Company is entitled to claim accelerated depreciation as provided by the Income Tax Regulations – Adjustments for Inflation (Depreciation Rates), 1986 which allow accelerated depreciation to any "Industrial Enterprise" as of the tax year in which each asset is first placed in service.

b) The Industrial Enterprises owned by some of the Company's Israeli subsidiaries have a common line of production and, therefore, they file, together with the Company, a consolidated tax return in accordance with Section 23 of the Law for the Encouragement of Industry. Accordingly, each of the said companies is entitled to offset its tax losses against the taxable income of the other companies.

4. The Law for Taxation of Profits from Natural Resources

The Law for Taxation of Profits from Natural Resources (hereinafter – the Law), is effective since January 1, 2016. The government take on natural resources in Israel includes three elements: Royalties, Natural Resources Tax and Companies Income Tax. The highlights of the Law are set forth below:

Royalties:

In accordance with the Mines Ordinance, the rate of the royalties, in connection with resources produced from the quarries, will be 5%. For production of phosphates, the royalty rate is 5% of the value of the quantity produced.

Pursuant to the salt harvesting agreement signed with the Government in July 2012, the parties agreed, inter‑alia, to an increase in the rate of the royalties from 5% to 10% of the sales, for quantities of chloride potash DSW sells in excess of 1.5 million tonnes annually.

Note 17 - Taxes on Income (cont'd)

A. Taxation of companies in Israel (cont'd)

4. The Law for Taxation of Profits from Natural Resources (cont’d)

In addition, the salt harvesting agreement states that if legislation is enacted that changes the specific fiscal policy in connection with profits or royalties deriving from the mining of quarries from the Dead Sea, the Company's consent to the increase of the royalties' rate on the surplus quantities referred to above will not apply, after the enactment of the legislation, to the period in which such additional tax is collected as stated in the said legislation. In January 2016, the Law entered into effect and accordingly the rate of the royalties' provision was updated to 5%. For additional information - see Note 20C.

Imposition of Natural Resources Tax:

The Natural Resources Tax is applied for all minerals from 2016 and for Potash from 2017. The tax base, which will be calculated for every mineral separately, is the mineral’s operating income in accordance with the accounting statement of income, to which certain adjustments will be made, less financing expenses at the rate of 5% of the mineral’s average working capital, and less an amount that reflects a yield of 14% on the property, plant and equipment used for production and sale of the quarried material (hereinafter – the Yield on the Property, Plant and Equipment). On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the Yield on the Property, Plant and Equipment in that year. For the Yield on the Property, Plant and Equipment between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while the yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses, are made separately, without taking into account setoffs, for each natural resource production and sale activity.

Limitations on the Natural Resources Tax – the Natural Resources Tax will only apply to profits deriving from the actual production and sale of each of the following resources: potash, bromine, magnesium and phosphates, and not to the profits deriving from the downstream industrial activities. Calculation of the Natural Resources Tax will be made separately for every mineral. Nonetheless, regarding Magnesium, it was provided that commencing from 2017, upon sale of carnalite by DSW to Magnesium and reacquisition of a Sylvinite by‑product by DSW, Magnesium will charge DSW $100 per tonne of potash which is produced from the Sylvinite (linked to the CPI).

A mechanism was provided for determination of the market price with respect to transactions in natural resources executed between related parties in Israel, as well as a mechanism for calculation of the manner for allocation of the expenses between the production and sale of the natural resource, on the one hand, and the downstream activities, on the other hand.

Regarding the bromine resource, the Natural Resources Tax will apply in the same manner in which it applies to the other natural resources, except with respect to the manner of determining the transfer price in sales made to related parties in and outside of Israel.

Note 17 - Taxes on Income (cont'd)

A. Taxation of companies in Israel (cont'd)

4. The Law for Taxation of Profits from Natural Resources (cont’d)

For purposes of calculating the total revenues from bromine sold to related parties for purposes of downstream manufacturing activities in every tax year, a calculation method will be employed (Netback) whereby the price will be determined based on the higher of the following:

1) The price for a unit of bromine (tonne) provided in the transaction;

2) The normative price of a unit of bromine. The normative price of a unit of bromine is the total sales of the downstream products produced less the operating expenses attributable to the downstream activities, without the acquisition cost of the bromine, and less an amount equal to 12% of the total revenues of the downstream products produced as part of the downstream activities, where the result is divided by the number of bromine units used to produce the downstream products sold.

Regarding the phosphate resource, for purposes of calculating the total revenues from phosphate sold to related parties for purposes of downstream manufacturing activities in every tax year, a calculation method will be employed (Netback) whereby the price will be determined based on the higher of the following:

1) The price for a unit of phosphate (tonne) provided in the transaction;

2) The normative price of a unit of phosphate. The “normative price” of a unit of phosphate is the total sales of the downstream products produced less the operating expenses attributable to the downstream activities, without the acquisition cost of the phosphate rock, and less an amount equal to 12% of the total revenues of the downstream products produced as part of the downstream activities, where the result is divided by the number of phosphate units used to produce the downstream products sold.

3) The production and operating costs attributable to a unit of phosphate.

The Company took a tax filing position, according to which, all the Dead Sea minerals should be taxed as a unified mineral under the above-mentioned mechanism.

Companies Tax:

The Law for Encouragement of Capital Investments was revised such that the definition of a “Plant for Production of Quarries” will include all the plant’s activities up to production of the first marketable natural resource, of potash, bromine, magnesium and phosphates. Accordingly, activities involved with production of the resource will not be entitled to tax benefits under the Law, whereas activities relating to downstream products, such as bromine compounds, acids and fertilizers, will not constitute a base for calculating the Excess Profits Tax and will not be exempted from inclusion in the Law.

The Natural Resource Tax will be deductible from the Company's taxable income and the Company will pay the Companies Tax on the balance as is customary in Israel.

Note 17 - Taxes on Income (cont'd)

B. Taxation of non-Israeli subsidiaries

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25%	(3)
Spain	25%
China	25%
United Kingdom	19%	(2)

                The tax rate above includes federal and states tax. In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rates are effective as of January 1, 2018. The Company examined the effects of the Tax Act's implementation and found that the main impact is the re‑measurement of the deferred tax assets and liabilities to incorporate the lower Federal corporate tax rate of 21% and as a result, in the financial statements of 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of $13 million.

The Tax Act is comprehensive and complex and may lead to future interpretations regarding the manner of its implementation, which may impact the Company’s estimations and conclusions. The Company believes the tax expenses and liabilities in its financial statements are in accordance with the Tax Act and represent its best estimate.

                The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020.
                The tax rates in the Netherlands will be reduced, in stages, by the total of 4% by 2021, as follows: 1% in 2019, 1.5% in 2020 and 1.5% in 2021. In 2021, The tax rate will be 21%.

Note 17 - Taxes on Income (cont'd)

C. Carried forward tax losses

As at December 31, 2018, the balances of the carryforward tax losses of subsidiaries for which deferred taxes were recorded, is about $477 million (December 31, 2017 – about $308 million).

As at December 31, 2018, the balances of the carryforward tax losses to future years of subsidiaries for which deferred taxes were not recorded, is about $322 million (December 31, 2017 – about $322 million).

As at December 31, 2018, the capital losses for tax purposes available for carryforward to future years for which deferred taxes were not recorded is about $134 million (December 31, 2017 – about $159 million).

As at December 31, 2018, the capital losses for tax purposes available for carryforward to future years for which deferred taxes were recorded is to about $15 million (December 31, 2017 – about $16 million).

D. Tax assessments

1) The Company and the main operational companies in Israel (DSW, Rotem, Bromine, DSM, BCL and F&C), along with most of the other companies in Israel, have received final tax assessments up to and including 2011. The main subsidiaries outside of Israel have final tax assessments up to and including 2011 and 2012.

2) Israel - In December 2018, the Israeli Tax Authorities (hereinafter - the ITA) rejected the company's objection relating to an assessment issued to the Company and to certain Israeli subsidiaries, and demanded an additional tax payment, for the years 2012‑2014, in the amount of $73 million. The Company disputes the assessment and filed an appeal to the Jerusalem District Court. In the Company’s estimation, it is more likely than not that its claims will be accepted.

In addition, regarding tax assessment for the years 2010-2015 for Tetrabrom (one of the downstream production companies in Israel), in October 2018, the company reached an agreement with the ITA, which resulted in immaterial amounts.

3)  The company's subsidiary in Belgium recognized a notion deduction on its capital based on its interpretation of the Belgian tax law, which was validated by the Court of Appeals in Belgium. The tax authorities dispute the eligibility of the deduction by appealing to the Supreme Court against the Court of Appeals' resolution and issuing tax assessments in a total amount of $27 million for the years commencing 2010. The Company believes, it is more likely than not that its tax position will also be accepted by the Supreme Court.

4)  Currently, the Company is also under tax audits in Spain and Germany for the years 2012‑2015. As at the date of the report, there are no additional tax payment requests from the tax authorities, excluding immaterial amounts in Germany. The Company believes that the provisions in its books are sufficient.

Note 17 - Taxes on Income (cont'd)

E. Uncertain Tax Position

The measurement of the estimated Tax provisions as at December 31, 2018, requires judgment relating to certain tax positions, which may result in future demand for additional tax payments by the Tax authorities. A provision will be recorded only when the Company estimates that the chances of its positions to be accepted are lower than the chances they will be rejected. It is possible that the tax authorities will demand additional tax payments that are not known to the Company at this stage.

The Law for Taxation of Profits from Natural Resources in Israel (hereinafter – the Law) is a new law that entered into effect with respect to the bromine, phosphate and magnesium minerals in 2016, and with regard to the potash mineral, in 2017. As at the date of the report, no regulations have yet been issued under the Law (except regarding to advanced tax payments regulations published in July 2018), no circulars have been published and no court decisions have been rendered as to the implementation of this Law. The manner of application of the Law, including preparation of the financial statements for each mineral, involves interpretations and assumptions on a number of significant matters, which require management’s judgment.

Based on the law's interpretation, the Company’s position is that the carrying amount of the property, plant and equipment for the purpose of preparation of the Subsidiaries’ financial statements for 2016 and onward, which serve as a basis for the reports filed pursuant to the provisions of the Law,  can be presented on the basis of fair value revaluation, on the date the Law enters into effect. Presenting property, plant and equipment based on fair value revaluation is in accordance with one of the permitted methods in International Financial Reporting Standards (IFRS), which apply to the Company and its Subsidiaries and are accepted accounting principles in Israel. There is no resulting change in the Company's consolidated financial statements.

The tax authority's position could be materially different, even in very significant amounts, as a result of different interpretation regarding the implementation of the Law, including regarding matters other than the measurement of the property, plant and equipment. If the above-mentioned tax position is rejected by the Israel tax authority, meaning measurement of the property, plant and equipment, for this purpose, should have been in accordance with historical values, the result would be an increase in the company's tax liabilities in an aggregate amount of about $100 million for the years 2016-2018.

The Company estimates that it is more likely than not that its position will be accepted. As at the date of the report, the Company believes that the tax provision in its financial statements represents the best estimate of the tax payment expected to be incurred with reference to the Law.

Given the mineral's price environment, its effect on the profitability of the subsidiaries and after deduction of a 14% return on the balance of property, plant and equipment, as stated in the law, as at December 31, 2018, no natural resources tax liability was payable.

The total royalties paid by the company to the Israeli government in 2018 amounted to $133 million (see Note 20).

Note 17 - Taxes on Income (cont'd)

F. Deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as at January 1, 2017	(374)	45	75	2	99	(153)
Changes in 2017:
Amounts recorded in the statement of income	74	(17)	1	11	(36)	33
Change in tax rate	13	-	-	-	-	13
Amounts recorded to a capital reserve	-	-	3	5	-	8
Translation differences	(6)	-	5	-	1	-
Transfer to the group assets held for sale	2	-	-	1	-	3

Balance as at December 31, 2017	(291)	28	84	19	64	(96)

Changes in 2018:
Amounts recorded in the statement of income	(123)	(2)	(6)	-	55	(76)
Amounts recorded to a capital reserve	-	-	(3)	2	-	(1)
Translation differences	2	-	(1)	(1)	(2)	(2)

Balance as at December 31, 2018	(412)	26	74	20	117	(175)

Note 17 - Taxes on Income (cont'd)

F. Deferred income taxes (cont'd)

2. The currencies in which the deferred taxes are denominated:

As at December 31
2018	2017
$ millions	$ millions

Euro	22	33
British Pound	21	22
U.S Dollar	(7)	10
Israeli Shekels	(204)	(166)
Other	(7)	5
	(175)	(96)

G. Taxes on income included in the income statements

1.  Composition of income tax expenses (income(

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Current taxes	53	208	68
Deferred taxes	76	(23)	(45)
Taxes in respect of prior years	-	(27)	32
	129	158	55

Note 17 - Taxes on Income (cont'd)

G. Taxes on income included in the income statements (cont'd)

2.  Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Income (loss) before income taxes, as reported in the statements of income	1,364	505	(117)
Statutory tax rate (in Israel)	23%	24%	25%
Theoretical tax expense (income)	314	121	(29)
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(20)	(4)	(3)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries (1)	(186)	23	(38)
Income taxes from intercompany dividend distribution	-	18	-
Deductible temporary differences for which deferred taxes assets were not recorded and non–deductible expenses	24	15	135
Taxes in respect of prior years	-	(27)	32
Impact of change in tax rates	-	(13)	(32)
Differences in measurement basis (mainly ILS vs USD)	(11)	18	1
Other differences	8	7	(11)
Taxes on income included in the income statements	129	158	55
                Mainly related to the exempt income resulting from the sale of the fire safety and oil additives business in March 2018. For additional information see Note 10.

H. Taxes on income relating to items recorded in equity

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(3)	3	8
Change in investments at fair value through other comprehensive income	-	5	(5)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	2	(5)	(1)
Total	(1)	3	2